Organization and Business Background - Assets and Liabilities (Details) - Sun Line Industrial Limited $ in Thousands	Nov. 29, 2024 HKD ($)
Organization and Business Background
Net assets of the subsidiary	$ 4,650
Less: Cash consideration	(4,650)
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Organization and Business Background
Property, plant and equipment, net	291
Cash and cash equivalents	4,082
Deposits and other receivables	297
Accruals	(20)
Net assets of the subsidiary	4,650
Less: Cash consideration	$ (4,650)